Net Loss Per Share - Summary of Diluted Net Loss Per Share for the Periods Presented Due To Their Anti-Dilutive Effect (Detail) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	179,016,537	180,051,352
Series A-1 convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	39,196,116	39,196,116
Series A-2 convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	12,625,343	12,625,343
Series B convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	14,218,546	14,218,546
Series C convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	79,090,623	79,090,623
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	33,755,492	34,790,307
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	102,998	102,998
Series A-2 preferred stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock reserved for issuance	27,419	27,419